PIA High Yield (MACS) Fund
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 94.4%	Par	Value
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$ 1,800,000	$ 1,868,765
7.13%, 02/15/2031 (a)	225,000	232,144
		2,100,909

Aerospace/Defense - 1.4%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	2,515,000	2,555,406

Airlines - 1.7%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030 (a)	2,945,000	2,847,947
8.75%, 01/15/2032 (a)	325,000	329,999
		3,177,946

Auto Parts & Equipment - 2.3%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032 (a)	2,100,000	2,103,160
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034 (a)	2,275,000	2,252,747
		4,355,907

Building Materials - 3.3%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,850,000	1,627,670
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	750,000	743,714
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,677,514
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,652,706
8.88%, 11/15/2031 (a)	350,000	367,040
		6,068,644

Chemicals - 8.0%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)(b)	2,597,000	19,477
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,725,000	1,691,685
12.00%, 02/15/2031 (a)	1,586,000	1,691,103
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029 (a)	3,266,715	2,166,673
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	2,084,000	1,839,373
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	2,985,500	2,831,948
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	2,300,000	2,367,579
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	2,010,000	2,138,767
		14,746,605

Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,380,000	2,311,565

Commercial Services - 15.0%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	2,410,000	2,350,724
Carrix, Inc., 6.13%, 08/01/2033 (a)	2,150,000	2,153,374
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,350,000	2,396,859
Cimpress PLC, 7.38%, 09/15/2032 (a)	2,100,000	2,121,762
CPI CG, Inc., 10.00%, 07/15/2029 (a)	988,000	1,035,513
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	1,455,000	1,506,195
Deluxe Corp., 8.13%, 09/15/2029 (a)	1,800,000	1,872,837

NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	2,350,000	2,340,830
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,958,194
RR Donnelley & Sons Co.
9.50%, 08/01/2029 (a)	2,125,000	2,215,888
11.00% (or 11.00% PIK), 06/01/2031 (a)	465,000	447,421
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	2,126,882
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	2,075,000	2,184,639
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	2,875,000	3,006,155
		27,717,273

Computers - 1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	2,825,000	2,407,444

Distribution/Wholesale - 1.1%
Dealer Tire Financial LLC, 10.38%, 10/01/2031 (a)	2,050,000	2,041,625

Diversified Financial Services - 3.5%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	691,152
6.88%, 04/15/2030 (a)	1,255,000	1,201,700
9.25%, 07/01/2031 (a)	235,000	234,376
7.50%, 07/15/2033 (a)	400,000	353,572
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	2,300,000	2,409,335
WS Escrow LLC, 7.75%, 06/01/2033 (a)	1,500,000	1,562,655
		6,452,790

Electrical Components & Equipment - 1.0%
WESCO Distribution, Inc., 5.50%, 04/15/2034 (a)	1,950,000	1,901,637

Engineering & Construction - 2.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	2,120,000	2,177,999
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	2,260,000	2,252,471
		4,430,470

Entertainment - 3.1%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	2,155,000	2,097,318
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	2,475,000	1,688,945
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,846,000	1,977,754
		5,764,017

Food - 1.9%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 7.13%, 04/30/2033 (a)	1,250,000	1,279,072
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	2,169,058
		3,448,130

Food Service - 1.4%
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	1,225,000	1,277,574
12.00%, 02/15/2031 (a)	1,300,000	1,398,127
		2,675,701

Forest Products & Paper - 1.9%
Magnera Corp.
4.75%, 11/15/2029 (a)	2,165,000	2,046,810
7.25%, 11/15/2031 (a)	500,000	492,030
Mercer International, Inc.
12.88%, 10/01/2028 (a)	1,237,000	432,950

5.13%, 02/01/2029	1,725,000	515,344
		3,487,134

Gas - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.88%, 06/01/2031 (a)	1,950,000	1,949,806

Insurance - 2.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,950,000	1,666,349
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (a)	2,425,000	2,190,340
		3,856,689

Internet - 1.8%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028 (a)	1,625,000	1,509,874
5.75%, 05/15/2028 (a)	1,335,000	1,261,855
8.75%, 05/01/2029 (a)	170,000	156,026
9.50%, 05/30/2029 (a)	500,000	464,829
		3,392,584

Leisure Time - 1.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033 (a)	1,985,000	2,020,452

Machinery-Diversified - 1.8%
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033 (a)	2,200,000	2,227,467
OT Merger Corp., 7.88%, 10/15/2029 (a)	3,231,000	1,050,075
		3,277,542

Media - 3.8%
Beasley Mezzanine Holdings LLC
10.00% (or 10.00% PIK), 12/31/2027 (a)(c)	1,285,674	803,546
11.00%, 08/01/2028 (a)(c)	143,000	136,386
Spanish Broadcasting System, Inc., 9.75%, 03/01/2027 (a)(b)(c)	3,100,000	1,891,000
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,309,775
7.38%, 06/30/2030 (a)	400,000	401,882
8.50%, 07/31/2031 (a)	250,000	252,041
9.38%, 08/01/2032 (a)	525,000	536,070
8.88%, 04/15/2033 (a)	300,000	296,680
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,712,000	1,423,183
		7,050,563

Metal Fabricate/Hardware - 2.7%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	2,210,000	2,330,129
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,600,000	2,597,127
		4,927,256

Mining - 2.3%
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	2,000,000	2,091,784
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	2,040,000	2,146,928
		4,238,712

Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	791,562	808,333
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,950,000	2,020,637
		2,828,970

Oil & Gas - 1.2%
Borr IHC Ltd. / Borr Finance LLC, 8.75%, 01/15/2032 (a)	2,250,000	2,187,512

Oil & Gas Services - 3.5%
Bristow Group, Inc., 6.75%, 02/01/2033 (a)	2,070,000	2,085,964
CHC Group LLC, 11.75%, 09/01/2030 (a)	2,915,000	2,492,325
Enerflex, Inc., 6.88%, 01/15/2031 (a)	1,915,000	1,953,390
		6,531,679

Packaging & Containers - 3.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031 (a)	1,600,000	1,607,451
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031 (a)	1,950,000	1,953,748
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	2,075,000	2,133,785
		5,694,984

Pharmaceuticals - 1.3%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	2,605,000	2,425,906

Pipelines - 7.4%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	1,175,000	1,183,724
8.25%, 01/15/2032 (a)	390,000	407,995
7.13%, 07/01/2033 (a)	525,000	540,111
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,699,000	2,692,393
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	2,070,000	2,114,602
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	1,000,000	1,031,896
8.38%, 02/15/2032 (a)	1,280,000	1,342,303
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,200,000	2,293,652
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	2,105,000	2,155,074
		13,761,750

Retail - 3.0%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	2,325,000	2,298,441
9.25%, 01/15/2031 (a)	1,200,000	1,271,437
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	2,050,000	2,062,521
		5,632,399

Transportation - 5.1%
PODS LLC, 8.75%, 05/15/2031 (a)	2,600,000	2,451,188
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,180,000	2,248,293
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	2,350,000	2,328,234
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	2,425,000	2,501,800
		9,529,515
TOTAL CORPORATE BONDS (Cost $183,529,193)		174,949,522

COMMON STOCKS - 0.0% (d)	Shares	Value
Building Materials - 0.0% (d)
Northwest Hardwoods (c)(e)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,017)		4,494

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%
Fidelity Government Portfolio - Institutional Class, 3.56% (f)	7,224,373	7,224,373
TOTAL MONEY MARKET FUNDS (Cost $7,224,373)		7,224,373

TOTAL INVESTMENTS - 98.3% (Cost $190,890,583)		182,178,389
Other Assets in Excess of Liabilities - 1.7%	0.01736	3,218,496
TOTAL NET ASSETS - 100.0%		$ 185,396,885

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $173,250,454 or 93.4% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,835,426 or 1.5% of net assets as of August 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

PIA High Yield (MACS) Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 172,118,590	$ 2,830,932	$ 174,949,522
Common Stocks	–	–	4,494	4,494
Money Market Funds	7,224,373	–	–	7,224,373
Total Investments	$ 7,224,373	$ 172,118,590	$ 2,835,426	$ 182,178,389

Fair Value Measurement Using Significant Unobservable Inputs		Level 3
	Common Stocks		Corporate Bonds
Beginning balance as of November 30, 2025	$37,450		$ 0
Purchases	-		991,306
Sales	-		(150,000)
Change in unrealized appreciation/depreciation	(32,956)		(312,776)
Amortization/(Accretion)	-		(45,984)
Realized gain/loss	-		3,101
Transfers into Level 3 *	-		2,345,285
Ending balance as of August 31, 2026	$4,494		$ 2,830,932
			$0
Change in unrealized appreciation/depreciation still held as of August 31, 2026	$(32,956)		$ (312,776)
			0
* The amount transferred into Level 3 during the period was $2,345,285. The transfer was due to securities being fair valued by the Adviser.

Description	Fair Value as of August 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 2,830,932	Market Transaction Method	Prior/Recent Transaction	$ 62.50 - 95.38
Common Stocks	4,494	Market Transaction Method	Prior/Recent Transaction	1.50
	$ 2,835,426